Stock Options (Tables)	12 Months Ended
Dec. 31, 2015
Share Based Payments - Options/ Stock Option [Abstract]
Schedule of share based option activity

	Number of Options	Weighted average exercise price
Outstanding, January 1, 2014	1,180,000	$.97
Granted - 2014	387,500	1.73
Exercised - 2014	0	0
Expired – 2014	(260,000)	(0.39)
Balance, December 31, 2014	1,307,500	1.31
Granted – 2015	550,000	1.25
Exercised – 2015	0	0
Expired – 2015	(242,500)	(1.68)
Balance, December 31, 2015	1,615,000	$1.09